Note 14 - Income Tax - Components of Income Tax Expense (Benefit) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Current income tax expense	$ 1,932	$ (0)
Deferred income tax expense	168	4,900
Income tax expense	$ 2,100	$ 4,900